UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Azentus Capital Management Limited
Address: Suite 1108, 11th Floor, ICBC Tower
         3 Garden Road
         Central, Hong Kong

13F File Number:  028-14768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger Denby-Jones
Title:     Chief Operating Officer
Phone:     (852) 2281-6678

Signature, Place, and Date of Signing:

 /s/  Roger Denby-Jones     Hong Kong    February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $485,217 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    30535   865000 SH       SOLE                   865000        0        0
CITIGROUP INC                  COM NEW          172967424    40056  1012540 SH       SOLE                  1012540        0        0
CLEARWIRE CORP NEW             CL A             18538Q105     8817  3050800 SH       SOLE                  3050800        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    15017   585000 SH       SOLE                   585000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    16040   952500 SH  CALL SOLE                   952500        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    49222  2922930 SH       SOLE                  2922930        0        0
METROPCS COMMUNICATIONS INC    COM              591708102      107    10800 SH       SOLE                    10800        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   202649  1423000 SH  PUT  SOLE                  1423000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    80818   567500 SH  CALL SOLE                   567500        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    25207   177000 SH       SOLE                   177000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100      100    17600 SH       SOLE                    17600        0        0
WYNN RESORTS LTD               COM              983134107    16649   148000 SH  PUT  SOLE                   148000        0        0